Accounts receivable	12 Months Ended
Dec. 31, 2012
Notes To Consolidated Financial Statements [Abstract]
Accounts receivable trade disclosure

4.       Accounts receivable

Accounts receivable trade are comprised of the following:
	December 31,
	2011	2012
Trade receivables	$5,550	$5,247
Other receivables	0	31,800
Total	$5,550	$37,047

Trade receivables reflect the current receivables from time or voyage charters.

Other receivables amounting to $31,800 as of December 31, 2012, reflect the receivables related to the cancellation of the acquisition agreement of newbuild Hull No. J0131. The Company had entered into a shipbuilding contract with Zhoushan Jinhaiwan Shipyard Co., (the “Shipyard”) for the construction, sale and delivery by the Shipyard to it of one 180,000 DWT Capesize class newbuild vessel (Hull No. J0131) in exchange for USD $53 million. In December 2012, after having paid $31.8 million in advances during construction, the Company exercised its termination right under the agreement due to the Shipyard's excessive construction delays and delivered demands to each of the Shipyard and the refund guarantor, The Export Import Bank of China (a bank rated Aa3 by Moody's Investor Services), pursuant to the shipbuilding contract and the refund guarantees, respectively, for a refund of the full amount of advances paid, with interest. In response, in January 2013, the Company received a notice of arbitration, and arbitration proceedings with the shipyard were initiated in London, England. The Shipyard alleges that the Company's termination constitutes a breach of the agreement and argues that the Company is not entitled to a refund of any of the advances paid or interest. Under the terms of the shipbuilding contract and the relevant refund guarantees, the Company is entitled to receive interest on the advances paid, the accrued amount of which as of December 31, 2012, was $2,541, (refer to Note 11c). The capitalized expenses in relation to newbuild Hull No. J0131 until the time of the contract cancellation amounted to $612, and the accrued legal expenses amounted to $6, as of December 31, 2012, (refer to Note 11c). If the Company wins the arbitration claim, the Company will be entitled to a full refund of the $31.8 million paid in advances, of interest on advances paid and of arbitration expenses. On the basis of legal advice received, the Company believes that the advances paid, as well as the interest on these, are recoverable under both the shipbuilding contract and the refund guarantees. However, arbitration is inherently uncertain and the Company cannot provide assurance that it will prevail because it is not possible to predict what the final outcome will be of any legal proceeding. The Company is and will continue vigorously pursuing the arbitration and believes that the merits in this dispute rest in the Company's favor. An award against the Company would require the Company to incur the cost thereof, which includes the amount of advances already paid, the capitalized expenses recorded and any further damages to the Shipyard without receipt of the vessel.